Finance expense	6 Months Ended
Dec. 31, 2022
Finance expense [Abstract]
Finance expense
Note 4. Finance expense

	Three months ended 31 Dec 2022	Three months ended 31 Dec 2021	Six months ended 31 Dec 2022	Six months ended 31 Dec 2021
	$'000	$'000	$'000	$'000

Interest expense on borrowings	9,868	801	12,974	1,349
Interest expense on hybrid financial instruments	-	13,187	-	26,748
Interest expense on lease liabilities	23	25	46	50
Amortization of capitalized borrowing costs	459	1,196	895	1,784
Loss/(gain) on embedded derivatives held at fair value through profit or loss	-	(85,909)	-	390,743

Finance expense	10,350	(70,700)	13,915	420,674

Interest expense on borrowings includes late fees and interest charged on third-party loans held by the Non-Recourse SPVs. See note 12 for further details.